Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 3,574	$ 6,875
Restricted deposit	60	45
Trade receivables	77
Other accounts receivable	131	2,904
Inventory	668
Total current assets	4,510	9,824
NON-CURRENT ASSETS:
Intangible asset, net	4,717
Investments in companies	591
Investments in financial assets	730
Property and equipment, net	57	92
Total non-current assets	6,095	92
Total assets	10,605	9,916
CURRENT LIABILITIES:
Trade payables	1,199	1,199
Other accounts payable	193	154
Warrants	2,737	359
Lease liability	27	45
Total current liability	4,156	1,757
NON-CURRENT LIABILITIES:
Lease liability		18
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	58,592	58,541
Reserve from share-based payment transactions	5,180	4,331
Warrants	5,190	5,190
Foreign currency translation reserve	497	497
Transactions with non-controlling interests	559	559
Accumulated deficit	(63,569)	(60,977)
Total equity	6,449	8,141
Total liabilities and equity	$ 10,605	$ 9,916